SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Selling, general and administrative expense [abstract]
Network and IT costs	$ 503	$ 491		$ 447
Personnel costs	411	361		375
Customer associated costs	347	413		359
Losses on receivables	28	14		22
Taxes, other than income taxes	30	50		21
Other	214	197		179
Total selling, general and administrative expenses	$ 1,533	$ 1,526	[1]	$ 1,403	[1]

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).